BMO Funds, Inc.

111 East Kilbourn Avenue

Milwaukee, WI 53202

Ph. (direct): 414-287-8754

March 7, 2017

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	BMO Funds, Inc. - Post-Effective Amendment No. 121 to Registration
Statement on Form N-1A (Reg. Nos. 33-48907; 811-58433)

Ladies and Gentlemen:

Transmitted herewith via EDGAR on behalf of BMO Funds, Inc. (the “Company”), please find the Company’s Post-Effective Amendment No. 121 to its Registration Statement on Form N-1A. The purpose of this filing under Rule 485(a) is to add a new share class (Class F3) to the Pyrford International Stock Fund.

If you have any questions regarding this filing, please do not hesitate to contact me.

Very truly yours,

BMO Funds, Inc.

/s/ Michael J. Murphy

Michael J. Murphy

cc:         Working Group